Quarterly Report
December 31, 2020
MFS®  International New Discovery Fund
MIO-Q1

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace – 1.0%
LISI Group (a)	608,820	$15,046,497
MTU Aero Engines Holding AG	38,986	10,163,654
Saab AB, “B” (a)	568,022	16,534,745
Singapore Technologies Engineering Ltd.	12,378,800	35,740,666
		$77,485,562
Airlines – 0.6%
Auckland International Airport Ltd. (a)	2,773,766	$15,159,301
Enav S.p.A.	4,662,291	20,493,085
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (a)	516,082	5,761,072
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (a)	45,460	7,497,718
		$48,911,176
Alcoholic Beverages – 0.5%
Carlsberg Group	132,479	$21,205,686
China Resources Beer Holdings Co. Ltd.	1,518,000	13,980,767
Compania Cervecerias Unidas S.A., ADR	435,271	6,398,484
		$41,584,937
Apparel Manufacturers – 0.6%
Burberry Group PLC (a)	574,654	$14,062,595
Coats Group PLC (a)	5,250,030	4,860,393
Pacific Textiles Holdings Ltd.	38,809,000	25,480,695
		$44,403,683
Automotive – 3.5%
Autoliv, Inc., SDR	72,648	$6,784,242
Cie Plastic Omnium S.A.	382,297	13,271,722
Daikyonishikawa Corp.	332,421	2,681,775
Hella KGaA Hueck & Co. (a)	117,496	7,593,213
Hero MotoCorp Ltd.	591,167	25,196,087
Koito Manufacturing Co. Ltd.	645,800	43,906,019
Mahindra & Mahindra Ltd.	3,925,268	38,818,128
NGK Spark Plug Co. Ltd	837,800	14,304,793
PT United Tractors Tbk	23,996,500	45,431,096
Stanley Electric Co. Ltd.	871,131	28,052,013
USS Co. Ltd.	1,966,500	39,728,042
		$265,767,130
Biotechnology – 0.1%
Abcam PLC	495,341	$10,499,372
Broadcasting – 0.3%
4imprint Group PLC (a)	170,992	$5,997,780
iClick Interactive Asia Group Ltd. (a)	692,052	5,910,124
Nippon Television Holdings, Inc.	767,100	8,350,398
		$20,258,302
Brokerage & Asset Managers – 3.1%
ASX Ltd.	329,604	$18,295,791
Bolsa Mexicana de Valores S.A. de C.V.	3,203,400	7,591,766
Daiwa Securities Group, Inc.	10,116,400	46,048,211
Euronext N.V.	163,274	17,981,651
Hargreaves Lansdown PLC	770,285	16,063,812
Japan Exchange Group, Inc.	145,300	3,712,182
Moscow Exchange MICEX-RTS PJSC	7,428,305	16,029,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Omni Bridgeway Ltd.	4,742,622	$15,722,195
Partners Group Holding AG	3,641	4,253,022
Rathbone Brothers PLC	1,046,540	22,039,609
Schroders PLC	815,686	37,222,587
TMX Group Ltd.	366,031	36,559,966
		$241,520,473
Business Services – 7.8%
AEON Delight Co. Ltd.	295,700	$7,692,123
Amadeus Fire AG (a)	165,357	24,321,809
Auto Trader Group PLC	4,004,305	32,636,287
Bunzl PLC	774,450	25,872,845
Cancom SE	431,801	23,927,840
Central Automotive Products Ltd.	29,600	689,439
Cerved Information Solutions S.p.A. (a)	4,383,395	39,894,560
Compass Group PLC	1,509,000	28,126,289
Comture Corp.	667,200	18,874,546
DKSH Holding Ltd.	45,850	3,428,401
Doshisha Co. Ltd.	141,800	2,673,813
Electrocomponents PLC	4,855,902	57,805,083
EPS Holdings, Inc.	899,200	8,499,532
Eurofins Scientific SE (a)	37,120	3,112,209
Fuji Soft, Inc.	339,500	16,965,958
Fullcast Holdings Co., Ltd.	492,800	7,655,331
Intertek Group PLC	495,834	38,296,433
IPH Ltd.	6,644,300	32,937,181
Iwatani Corp.	493,800	30,415,651
Johnson Service Group PLC (a)	1,680,493	3,217,304
Karnov Group AB	1,201,680	8,666,950
Nomura Research Institute Ltd.	2,417,100	86,496,388
NS Solutions Corp.	1,447,500	42,616,822
SAN-AI OIL Co. Ltd.	1,906,400	20,623,203
SCSK Corp.	282,900	16,164,932
Sohgo Security Services Co. Ltd.	339,300	17,580,311
		$599,191,240
Cable TV – 0.1%
NOS, SGPS S.A.	2,643,538	$9,260,445
Chemicals – 0.7%
IMCD Group N.V.	271,994	$34,559,389
KH Neochem Co. Ltd.	300,900	7,958,529
Orica Ltd.	1,258,415	14,698,152
		$57,216,070
Computer Software – 3.2%
OBIC Business Consultants Co. Ltd.	91,900	$6,345,911
OBIC Co. Ltd.	818,800	164,386,461
Oracle Corp.	255,700	33,307,491
PCA Corp.	142,100	6,186,039
Sage Group PLC	679,854	5,410,856
Totvs S.A.	1,920,700	10,620,019
Wisetech Global Ltd.	932,215	22,099,753
		$248,356,530
Computer Software - Systems – 2.1%
Alten S.A. (a)	261,738	$29,625,044
Amadeus IT Group S.A.	627,539	45,432,406
EMIS Group PLC	489,193	7,238,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Globant S.A. (a)	51,198	$11,141,197
SimCorp A/S	61,945	9,206,749
Temenos AG	86,543	12,087,475
Toshiba Tec Corp.	209,700	7,565,082
Venture Corp. Ltd.	2,727,700	40,244,241
		$162,540,465
Conglomerates – 0.8%
Ansell Ltd.	1,061,273	$28,456,593
DCC PLC	419,603	29,825,439
		$58,282,032
Construction – 2.9%
Bellway PLC	610,687	$24,677,633
Breedon Group PLC (a)	16,317,666	19,444,485
Forterra PLC (a)(h)	15,323,819	51,130,987
Grupo Cementos de Chihuahua S.A.B. de C.V.	2,221,736	13,399,973
Ibstock PLC (a)	4,572,917	12,919,657
Kingspan Group PLC (a)	84,112	5,928,988
Marshalls PLC (a)	879,639	8,991,725
PT Indocement Tunggal Prakarsa Tbk	20,153,800	20,763,434
Rinnai Corp.	89,900	10,430,507
Somfy S.A.	110,711	18,745,663
Techtronic Industries Co. Ltd.	1,918,000	27,462,257
Toto Ltd.	145,700	8,748,632
		$222,643,941
Consumer Products – 3.2%
Amorepacific Corp. (a)	188,200	$35,689,220
Dabur India Ltd.	1,800,271	13,171,281
Essity AB	864,312	27,785,809
Kobayashi Pharmaceutical Co. Ltd.	273,600	33,413,355
Lion Corp.	1,082,500	26,188,417
Milbon Co. Ltd.	39,792	2,531,920
Mitsubishi Pencil Co. Ltd.	231,500	3,085,023
PZ Cussons PLC	364,404	1,146,142
T. Hasegawa Co. Ltd. (h)	2,830,500	59,485,594
Takasago International Corp.	161,300	3,708,549
Uni-Charm Corp.	883,600	41,863,069
		$248,068,379
Consumer Services – 2.1%
51job, Inc., ADR (a)	498,506	$34,895,420
Anima Holdings S.A. (a)	2,481,712	17,200,268
Asante, Inc.	170,200	2,462,629
Heian Ceremony Service Co.	363,967	3,034,968
MakeMyTrip Ltd. (a)	1,069,505	31,582,482
Meitec Corp.	371,900	19,305,448
Moneysupermarket.com Group PLC	5,518,542	19,666,456
Park24 Co. Ltd.	358,200	6,213,125
Seek Ltd.	663,791	14,600,218
Webjet Ltd.	2,591,938	10,131,151
		$159,092,165
Containers – 2.3%
Gerresheimer AG	476,986	$51,132,798
Lock & Lock Co. Ltd. (a)	81,879	765,048
Mayr-Melnhof Karton AG	133,652	26,940,535
SIG Combibloc Group AG	2,162,064	50,071,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Toyo Seikan Group Holdings, Ltd.	1,078,300	$11,769,349
Verallia	175,016	6,211,131
Viscofan S.A.	372,627	26,468,185
		$173,358,678
Electrical Equipment – 2.6%
Advantech Co. Ltd.	1,855,191	$23,169,528
Bharat Heavy Electricals Ltd. (a)	14,453,222	7,113,366
Cembre S.p.A.	542,000	12,481,232
Halma PLC	670,891	22,468,190
Legrand S.A.	604,998	53,953,994
LS Electric Co. Ltd. (a)	539,252	31,323,576
OMRON Corp.	208,121	18,543,540
Sagami Rubber Industries Co. Ltd.	264,700	3,183,937
Voltronic Power Technology Corp.	782,659	31,197,170
		$203,434,533
Electronics – 3.0%
Amano Corp.	246,720	$5,897,099
ASM International N.V.	167,688	36,660,357
ASM Pacific Technology Ltd.	2,431,200	32,081,698
Chroma Ate, Inc.	2,714,000	16,252,065
Fukui Computer Holdings, Inc.	205,100	7,965,241
Hirose Electric Co. Ltd.	87,800	13,307,540
Iriso Electronics Co. Ltd.	218,500	9,437,896
Kardex Holding AG	110,015	24,058,403
Melexis N.V.	178,211	17,395,146
Silicon Motion Technology Corp., ADR	488,986	23,544,676
Tripod Technology Corp.	7,316,000	30,854,367
Zuken, Inc.	513,300	14,361,762
		$231,816,250
Energy - Independent – 0.3%
Oil Search Ltd.	6,729,806	$19,248,756
Energy - Integrated – 0.2%
Cairn Energy PLC (a)	2,411,454	$6,938,056
Galp Energia SGPS S.A.	394,349	4,217,296
		$11,155,352
Engineering - Construction – 0.1%
Babcock International Group PLC (a)	1,393,969	$5,355,220
JGC Holdings Corp.	257,000	2,399,380
		$7,754,600
Entertainment – 1.2%
CTS Eventim AG (a)	961,076	$63,870,959
Toei Co. Ltd.	71,600	11,705,080
Toho Co. Ltd.	420,100	17,698,271
		$93,274,310
Food & Beverages – 4.9%
Arca Continental S.A.B. de C.V.	457,518	$2,199,820
ARIAKE JAPAN Co. Ltd.	143,600	10,319,229
AVI Ltd.	4,871,301	24,271,974
Bakkafrost P/f (a)	603,953	43,143,273
Britvic PLC	655,513	7,278,882
Cranswick PLC	548,024	26,379,684
Ezaki Glico Co. Ltd.	454,000	19,939,858

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Greencore Group PLC	1,183,806	$1,870,651
Gruma S.A.B. de C.V.	736,901	8,773,786
JBS S.A.	1,558,538	7,099,266
Kato Sangyo Co. Ltd.	459,800	15,563,421
Kerry Group PLC	206,732	29,927,667
Kikkoman Corp.	121,900	8,464,704
Morinaga & Co. Ltd.	608,000	22,846,739
Orion Corp. (a)	197,127	22,501,839
Ridley Corp. NPV (h)	21,241,987	14,984,507
S Foods, Inc.	841,000	27,407,535
Shenguan Holdings Group Ltd.	13,203,505	527,973
Tata Consumer Products Ltd.	2,084,588	16,873,010
Tate & Lyle PLC	439,814	4,056,149
Tingyi (Cayman Islands) Holdings Corp.	17,074,000	29,211,396
Universal Robina Corp.	10,155,080	32,247,747
		$375,889,110
Food & Drug Stores – 1.5%
Cia Brasileira de Distribuicao	787,400	$11,323,827
Cosmos Pharmaceutical Corp.	59,200	9,563,275
Dairy Farm International Holdings Ltd.	6,359,109	26,517,484
JM Holdings Co. Ltd.	253,700	5,643,784
Matsumotokiyoshi Holdings Co. Ltd.	90,800	3,869,256
Patlac Corp.	144,900	7,872,636
San-A Co. Ltd.	87,700	3,707,428
Spencer's Retail Ltd. (a)	723,473	844,097
Sundrug Co. Ltd.	1,136,000	45,327,781
		$114,669,568
Forest & Paper Products – 0.2%
Suzano S.A. (a)	1,227,100	$13,739,999
Furniture & Appliances – 1.1%
Howden Joinery Group PLC (a)	3,428,652	$32,333,149
Hunter Douglas N.V. (a)	316,639	24,833,975
SEB S.A.	147,349	26,821,327
Zojirushi Corp.	177,300	3,166,347
		$87,154,798
Gaming & Lodging – 1.4%
Flutter Entertainment PLC (a)	317,160	$65,664,685
Shangri-La Asia Ltd. (a)	29,944,000	26,690,019
Tabcorp Holdings Ltd.	5,767,252	17,340,426
		$109,695,130
General Merchandise – 0.9%
B&M European Value Retail S.A.	986,148	$6,961,253
Dollarama, Inc.	841,907	34,313,878
Lojas Renner S.A.	1,492,010	12,580,516
Magazine Luiza S.A.	1,918,400	9,214,909
Seria Co. Ltd.	183,200	6,724,401
		$69,794,957
Health Maintenance Organizations – 0.1%
Odontoprev S.A.	1,279,400	$3,597,046

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.6%
Admiral Group PLC	212,870	$8,459,358
AUB Group Ltd.	2,508,681	31,312,555
Hiscox Ltd. (a)	1,978,378	27,276,711
Samsung Fire & Marine Insurance Co. Ltd. (a)	200,389	34,587,994
Steadfast Group Ltd.	7,183,503	22,097,105
		$123,733,723
Internet – 1.6%
Allegro.EU S.A. (a)	312,851	$7,093,310
Demae-Can Co. Ltd. (a)(l)	681,400	20,721,476
Kakaku.com, Inc.	289,200	7,926,357
Proto Corp.	1,137,400	11,467,080
Rakuten	119,300	1,148,460
Rightmove PLC (a)	3,865,561	34,402,295
Scout24 AG	453,790	37,170,680
		$119,929,658
Leisure & Toys – 0.8%
BANDAI NAMCO Holdings, Inc.	105,300	$9,102,782
DeNA Co. Ltd.	339,900	6,053,713
GungHo Online Entertainment, Inc.	326,600	7,300,303
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	3,602,528
Konami Holdings Corp.	161,300	9,060,481
Thule Group AB (a)	769,686	28,775,757
		$63,895,564
Machinery & Tools – 5.5%
Aalberts Industries N.V.	440,996	$19,545,763
Azbil Corp.	820,800	44,833,780
Carel Industries S.p.A.	183,606	4,302,118
Doosan Bobcat, Inc. (a)	576,446	15,733,797
Fuji Seal International, Inc.	1,662,300	32,439,441
Fujitec Co. Ltd.	1,443,300	31,129,041
Fujitsu General Ltd.	248,000	6,713,089
Fukushima Galilei Co. Ltd.	362,600	15,749,949
GEA Group AG	1,447,925	51,792,150
Haitian International Holdings Ltd.	13,384,000	46,268,109
MISUMI Group, Inc.	225,900	7,405,661
MonotaRO Co. Ltd.	389,300	19,793,957
Nabtesco Corp.	682,300	29,867,764
Nissei ASB Machine Co. Ltd.	151,400	8,636,347
NOHMI BOSAI Ltd.	678,100	14,776,282
Obara Group, Inc.	128,500	4,890,853
Rational AG	3,140	2,921,099
Rotork PLC	855,644	3,744,483
Shima Seiki Manufacturing Ltd.	191,900	3,246,809
Spirax-Sarco Engineering PLC	126,386	19,521,471
T.K. Corp. (a)	828,332	5,840,949
THK Co. Ltd.	133,700	4,311,859
Valmet Oyj	516,500	14,766,114
VAT Group AG	75,145	18,741,688
		$426,972,573
Medical & Health Technology & Services – 1.6%
AS ONE Corp.	179,200	$30,631,737
BML, Inc.	452,600	14,048,550
Burning Rock Biotech Ltd. (a)	208,446	4,815,103
Hapvida Participacoes e Investimentos S.A.	3,874,500	11,428,884
Hogy Medical Co. Ltd.	79,600	2,586,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
ICON PLC (a)	44,083	$8,595,303
Medipal Holdings Corp.	724,100	13,590,681
Ramsay Health Care Ltd.	357,306	17,128,418
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	4,757,608
Sonic Healthcare Ltd.	484,031	12,023,763
		$119,606,440
Medical Equipment – 3.2%
Demant A.S. (a)	271,692	$10,729,613
Eiken Chemical Co. Ltd.	753,900	15,004,257
Fukuda Denshi Co. Ltd.	216,800	16,776,253
JEOL Ltd.	279,000	13,145,465
Nakanishi, Inc.	2,268,700	49,766,166
Nihon Kohden Corp.	521,600	19,398,034
Shimadzu Corp.	624,700	24,260,782
Smith & Nephew PLC	1,794,613	37,475,087
Sonova Holding AG (a)	122,207	31,461,315
Straumann Holding AG	1,171	1,364,381
Terumo Corp.	622,700	26,004,381
		$245,385,734
Metals & Mining – 0.3%
Iluka Resources Ltd.	2,666,873	$13,343,607
MOIL Ltd.	6,090,545	11,950,232
		$25,293,839
Natural Gas - Distribution – 0.8%
China Resources Gas Group Ltd.	4,714,000	$25,082,716
Italgas S.p.A.	5,939,723	37,732,566
		$62,815,282
Network & Telecom – 0.4%
VTech Holdings Ltd.	3,825,465	$29,681,161
Other Banks & Diversified Financials – 3.2%
AEON Financial Service Co. Ltd.	2,490,600	$29,813,390
AEON Thana Sinsap Public Co. Ltd.	2,759,200	18,695,514
Banco Santander Chile S.A.	157,118,269	7,448,870
Bancolombia S.A., ADR	188,347	7,567,782
Bank of Kyoto Ltd.	323,000	16,798,315
Chiba Bank Ltd.	2,538,451	13,963,878
E.Sun Financial Holding Co. Ltd.	34,330,866	31,250,901
FinecoBank S.p.A. (a)	1,030,289	16,865,944
Grupo Financiero Inbursa S.A. de C.V. (a)	2,689,101	2,710,790
Julius Baer Group Ltd.	391,642	22,685,641
Jyske Bank (a)	285,747	10,932,904
Metropolitan Bank & Trust Co.	27,226,417	27,808,380
Shizuoka Bank Ltd.	1,025,000	7,504,721
Shriram Transport Finance Co. Ltd.	2,154,616	30,995,304
		$245,042,334
Pharmaceuticals – 2.0%
Daito Pharmaceutical Co. Ltd.	384,900	$13,866,912
Genomma Lab Internacional S.A., “B” (a)	8,507,862	8,054,882
Hypermarcas S.A.	2,094,564	13,873,247
Kalbe Farma Tbk PT	333,929,300	35,175,471
Santen Pharmaceutical Co. Ltd.	2,042,300	33,130,139
Suzuken Co. Ltd./Aichi Japan	339,200	12,253,315
Virbac S.A. (a)	88,791	25,816,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Yunnan Baiyao Group Co. Ltd.	646,117	$11,251,103
		$153,421,292
Pollution Control – 0.8%
Bingo Industries Ltd.	4,918,421	$9,252,130
Daiseki Co. Ltd.	1,846,200	54,087,018
		$63,339,148
Precious Metals & Minerals – 0.6%
Agnico-Eagle Mines Ltd.	620,986	$43,706,604
Compania de Minas Buenaventura S.A.A., ADR (a)	392,797	4,788,195
		$48,494,799
Printing & Publishing – 0.4%
China Literature Ltd. (a)	1,547,400	$12,192,459
Wolters Kluwer N.V.	201,689	17,015,926
		$29,208,385
Railroad & Shipping – 0.6%
DFDS A.S. (a)	147,164	$6,647,550
Rumo S.A. (a)	2,763,468	10,236,249
Sankyu, Inc.	610,100	23,014,280
Senko Group Holdings Co. Ltd.	657,300	6,403,988
		$46,302,067
Real Estate – 4.7%
Ascendas India Trust, REIT	12,556,800	$13,111,671
Big Yellow Group PLC, REIT	1,051,241	15,770,166
City Developments Ltd.	3,521,900	21,239,061
Concentradora Fibra Danhos S.A. de C.V., REIT	2,803,415	3,426,169
Deutsche Wohnen SE	322,516	17,213,933
Embassy Office Parks REIT	3,371,200	15,919,730
ESR Cayman Ltd. (a)	3,290,800	11,800,687
Hibernia PLC, REIT	4,300,372	6,062,596
Kenedix, Inc.	1,114,900	8,076,560
LEG Immobilien AG	807,166	125,290,607
Mapletree Commercial Trust, REIT	15,824,300	25,471,639
Midland Holdings Ltd. (h)	43,113,000	4,115,295
Multiplan Empreendimentos Imobiliarios S.A.	3,219,285	14,668,071
Prologis Peroperty Mexico S.A. de C.V., REIT	2,375,819	5,329,609
Shaftesbury PLC, REIT	1,325,995	10,254,771
TAG Immobilien AG	639,688	20,240,199
Unite Group PLC, REIT (a)	3,010,336	43,018,831
		$361,009,595
Restaurants – 1.0%
Cafe de Coral Holdings Ltd.	16,092,000	$34,664,706
Greggs PLC (a)	1,796,656	43,978,995
		$78,643,701
Special Products & Services – 0.1%
Deterra Royalties Ltd. (a)	2,666,873	$9,868,924
Specialty Chemicals – 6.4%
Air Water, Inc.	783,300	$13,912,858
Croda International PLC	1,384,892	125,119,416
Essentra PLC (a)	7,538,373	31,565,316
Japan Pure Chemical Co. Ltd.	41,700	1,102,523
JCU Corp.	493,100	18,982,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Kansai Paint Co. Ltd.	1,037,000	$31,886,834
Kureha Corp.	137,000	9,645,925
Nihon Parkerizing Co. Ltd.	1,049,600	10,866,519
Nitto Denko Corp.	144,400	12,907,966
NOF Corp.	320,000	16,208,416
Orbia Advance Corp. S.A.B. de C.V.	5,840,795	13,721,810
Sika AG	180,793	49,379,586
SK KAKEN Co. Ltd.	111,300	41,823,059
Symrise AG	810,743	107,364,151
Taisei Lamick Co. Ltd.	219,800	6,524,498
Tikkurila Oyj	131,380	3,996,087
		$495,007,798
Specialty Stores – 2.3%
ABC-Mart, Inc.	192,300	$10,690,059
Esprit Holdings Ltd. (a)	6,185,199	901,557
Just Eat Takeaway.com (a)	75,723	8,553,329
Just Eat Takeaway.com N.V. (a)	848,851	95,686,941
Kitanotatsujin Corp. (l)	1,132,600	5,078,629
Ryohin Keikaku Co. Ltd.	1,186,100	24,180,335
Shimamura Co. Ltd.	52,800	5,543,092
Zozo, Inc.	1,114,600	27,515,524
		$178,149,466
Telecommunications - Wireless – 1.3%
Cellnex Telecom S.A.	1,681,690	$100,913,926
Telephone Services – 0.8%
Helios Towers PLC (a)	3,888,393	$8,135,588
Hellenic Telecommunications Organization S.A.	2,120,009	34,135,001
Infrastrutture Wireless Italiane S.p.A.	1,249,006	15,151,672
Telesites S.A.B. de C.V. (a)	4,881,500	5,279,021
		$62,701,282
Tobacco – 0.3%
Swedish Match AB	323,101	$25,099,048
Trucking – 3.0%
Freightways Ltd.	1,868,239	$13,522,632
Hamakyorex Co. Ltd.	114,900	3,261,555
Kintetsu World Express, Inc.	277,200	6,571,939
Mainfreight Ltd.	262,213	13,112,027
Seino Holdings Co. Ltd.	3,715,600	52,357,736
SG Holdings Co. Ltd.	3,331,200	90,720,395
Trancom Co. Ltd.	95,100	8,224,715
Yamato Holdings Co. Ltd.	1,538,600	39,204,461
		$226,975,460
Utilities - Electric Power – 0.7%
CESC Ltd.	3,095,481	$26,024,621
Energisa S.A., IEU	1,100,800	11,143,780
Equatorial Energia S.A.	1,668,800	7,469,220
Transmissora Alianca de Energia Eletrica S.A., IEU	1,333,873	8,559,159
		$53,196,780

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	27,052,934	$8,719,003
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	4,171,837
		$12,890,840
Total Common Stocks		$7,437,243,808
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	2,660,500	$12,422,484
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	240,202,107	$240,202,107

Other Assets, Less Liabilities – 0.1%		10,620,419
Net Assets – 100.0%		$7,700,488,818
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $369,918,490 and $7,319,949,909, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,398,150,819	$—	$—	$2,398,150,819
United Kingdom	719,215,462	272,164,712	—	991,380,174
Germany	543,003,092	—	—	543,003,092
Australia	311,517,462	12,023,763	—	323,541,225
Netherlands	50,403,230	186,452,450	—	236,855,680
India	58,451,200	160,037,138	—	218,488,338
Switzerland	105,631,533	111,900,011	—	217,531,544
France	182,267,242	28,318,219	—	210,585,461
Hong Kong	180,132,615	27,462,257	—	207,594,872
Other Countries	1,497,860,650	604,674,437	—	2,102,535,087
Mutual Funds	240,202,107	—	—	240,202,107
Total	$6,286,835,412	$1,403,032,987	$—	$7,689,868,399
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At December 31, 2020, the value of securities loaned was $9,381,182. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $9,872,612.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$34,998,369	$—	$—	$—	$16,132,618	$51,130,987
MFS Institutional Money Market Portfolio	41,803,333	366,829,032	168,430,257	2,290	(2,291)	240,202,107
Midland Holdings Ltd.	3,894,052	—	—	—	221,243	4,115,295
Ridley Corp. NPV	12,438,203	—	—	—	2,546,304	14,984,507
T. Hasegawa Co. Ltd.	53,547,491	3,329,207	—	—	2,608,896	59,485,594
	$146,681,448	$370,158,239	$168,430,257	$2,290	$21,506,770	$369,918,490
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	34,158	—
Midland Holdings Ltd.	439,753	—
Ridley Corp. NPV	—	—
T. Hasegawa Co. Ltd.	42,221	—
	$516,132	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.